Time charter revenue, Operating revenue (Table) (Details) - Sales Revenue, Net [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CMA CGM [Member]
Percentage of revenue	80.41%	77.82%	77.29%
OOCL [Member]
Percentage of revenue		22.18%	22.71%